INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES [Abstract]
Finished products	$ 8,845	$ 11,733
Raw materials	3,319	2,773
Inventory, net	$ 12,164	$ 14,506